Vessels (Details) $ in Thousands		1 Months Ended		3 Months Ended				9 Months Ended
		Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) VLCC	Sep. 30, 2024 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2025						$ 1,185,576		$ 1,185,576
At September 30, 2025			$ 1,185,576	$ 1,042,035				1,042,035
Gain on sale of vessels				15,688			$ 0	52,943	$ 0
Depreciation of office leases and other property, plant, and equipment								1,333
Depreciation and amortization				25,969			$ 28,135	79,379	$ 84,264
Agreed price for vessel				107,000				107,000
Amount paid for the vessel				10,700				10,700
Amount expected to be paid upon delivery				96,300				$ 96,300
Number of VLCCs contracted to be built | VLCC								4
Average price of four ships								$ 130,000
Payment of installments under newbuilding program								179,800
Capitalized borrowing costs								$ 9,300
Average interest rate								6.60%
Other directly attributable expenses								$ 1,800
Hyundai Samho Heavy Industries Co., Ltd. [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Number of VLCCs contracted to be built | VLCC								2
Hanwha Ocean Co., Ltd. [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Number of VLCCs contracted to be built | VLCC								2
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2025						1,982,741		$ 1,982,741
Additions	[1]							2,389
Retirement	[1]							(132,349)
At September 30, 2025			1,982,741	1,852,781				1,852,781
Depreciation and Amortization [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2025						(797,165)		(797,165)
Depreciation and amortization	[2]							78,046
Retirement	[1]							64,464
At September 30, 2025			(797,165)	(810,746)				(810,746)
DHT Scandinavia [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Selling price of VLCC			43,400
Gain on sale of vessels						19,800
DHT Lotus and DHT Peony [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Selling price of VLCC		$ 103,000
Gain on sale of vessels				15,700	$ 17,500
Advances for Vessel and Vessel Upgrades [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2025						0		0
Additions								11,924
At September 30, 2025			0	11,924				11,924
Vessels under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At September 30, 2025	[3]			339,946				339,946
Vessels under Construction [Member] | Within the Next 12 Months {Member}
Reconciliation of changes in property, plant and equipment [abstract]
At September 30, 2025				339,946				339,946
Vessels under Construction [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2025						$ 93,178		93,178
Additions								97,707
At September 30, 2025			$ 93,178	$ 190,884				$ 190,884

[1]	Relates to the sale of DHT Lotus, the sale of DHT Peony, and completed depreciation of drydocking for DHT Jaguar.
[2]	Relates solely to depreciation of vessels, drydocking, and EGCS. Depreciation of office leases and other property, plant, and equipment represent an additional $1,333 thousand, which combined with the depreciation of vessels, drydocking, and EGCS comprises $79,379 thousand in depreciation and amortization.
[3]	These are estimates only and are subject to change as construction progresses.